Collaboration Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Collaboration Inventories	COLLABORATION INVENTORIES

	December 31, 2022	December 31, 2021
	US$’000	US$’000

Raw materials	6,989	1,749
Work-in-process	690	—
Finished goods	2,675	—
Total collaboration inventories	10,354	1,749

The Company's reserve for inventory was $5.3 million as of December 31, 2022 and the Company had no reserve for inventory as of December 31, 2021. The Company’s reserve for inventory as of December 31, 2022 was primarily related to expired material and certain batches or units of product that did not meet quality specifications that were charged to collaboration cost of sales.